STOCKHOLDERS' EQUITY - Warrants (Details)	12 Months Ended
Dec. 31, 2020 shares
Fractional warrants issued	0
Warrants exercisable based on number of days after the completion of a Business Combination	30 days
Warrants exercisable based on number of months from the closing of the Initial Public Offering	12 months
Warrants expiration term	5 years
Minimum
Threshold period of business days following a Business Combination for registration of statement for the registration, under the Securities Act	15 days
Maximum
Threshold period of business days following a Business Combination for registration of statement for the registration, under the Securities Act	60 days